CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 208,172	$ 302,076	$ 179,874
Cost of revenue	(118,749)	(174,209)	(117,937)
Gross profit	89,423	127,867	61,937
Operating expenses:
Research and development expenses	(144,942)	(174,289)	(77,430)
Sales and marketing expenses	(55,662)	(75,384)	(37,556)
General and administrative expenses	(67,513)	(71,589)	(17,868)
Other operating incomes, net	10,508	9,835	1,071
Total operating expenses	(257,609)	(311,427)	(131,783)
Loss from operations	(168,186)	(183,560)	(69,846)
Other income/(loss)
Other non-operating incomes, net	2,904	1,958
Financial income, net	18,546	7,286	3,220
Foreign exchange (loss)/gain, net	2,441	(618)	(80)
Loss before income tax expense	(144,295)	(174,934)	(66,706)
Income tax expense	(1,880)	(490)	(206)
Net loss	(146,175)	(175,424)	(66,912)
Net loss attributable to Tuya Inc.	(146,175)	(175,424)	(66,912)
Net loss attributable to ordinary shareholders	(146,175)	(175,424)	(66,912)
Net loss	(146,175)	(175,424)	(66,912)
Other comprehensive income/(loss)
Changes in fair value of long-term investments	(9,493)	357
Foreign currency translation	(14,942)	1,482	2,882
Total comprehensive loss attributable to Tuya Inc.	$ (170,610)	$ (173,585)	$ (64,030)
Weighted average number of ordinary shares used in computing net loss per share, basic	553,527,529	489,149,533	221,980,000
Weighted average number of ordinary shares used in computing net loss per share, diluted	553,527,529	489,149,533	221,980,000
Net loss per share attributable to ordinary shareholders-basic	$ (0.26)	$ (0.36)	$ (0.30)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.26)	$ (0.36)	$ (0.30)
Research and development expenses
Other comprehensive income/(loss)
Share-based compensation expenses	$ 14,692	$ 14,542	$ 2,596
Sales and marketing expenses
Other comprehensive income/(loss)
Share-based compensation expenses	6,825	6,702	1,529
General and administrative expenses
Other comprehensive income/(loss)
Share-based compensation expenses	$ 47,502	$ 44,845	$ 5,321